Unaudited Consolidated Statement of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock and Additional Paid-in Capital	Common Stock and Additional Paid-in Capital Common Class A [Member]	Common Stock and Additional Paid-in Capital Common Class B [Member]	Accumulated Deficit
Balance at beginning of period (shares) at Dec. 31, 2019		33,655
Balance at end of period (shares) at Mar. 31, 2020		33,712
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income	$ 106,839				$ 106,839
Stock Issued During Period, Shares, Employee Benefit Plan		57
Equity-based compensation (note 12)	468		$ 468
Balance at end of period at Mar. 31, 2020	1,097,227		1,209,491	$ 88,532	(200,796)
Balance at start of period at Dec. 31, 2019	989,920		1,209,023	88,532	(307,635)
Balance at beginning of period (shares) at Dec. 31, 2019		33,655
Balance at end of period (shares) at Jun. 30, 2020		33,738
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income	205,037
Balance at end of period at Jun. 30, 2020	1,195,799		1,209,865	88,532	(102,598)
Balance at start of period at Dec. 31, 2019	989,920		1,209,023	88,532	(307,635)
Balance at beginning of period (shares) at Mar. 31, 2020		33,712
Balance at end of period (shares) at Jun. 30, 2020		33,738
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income	98,198				98,198
Stock Issued During Period, Shares, Employee Benefit Plan		26
Equity-based compensation (note 12)	374		374
Balance at end of period at Jun. 30, 2020	1,195,799		1,209,865	88,532	(102,598)
Balance at start of period at Mar. 31, 2020	1,097,227		1,209,491	88,532	(200,796)
Balance at beginning of period (shares) at Dec. 31, 2020		33,738
Balance at end of period (shares) at Mar. 31, 2021		33,755
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income	(21,365)				(21,365)
Stock Issued During Period, Shares, Employee Benefit Plan		17
Equity-based compensation (note 12)	341		341
Balance at end of period at Mar. 31, 2021	1,057,878		1,211,029	88,532	(241,683)
Balance at start of period at Dec. 31, 2020	1,078,902		1,210,688	88,532	(220,318)
Balance at beginning of period (shares) at Dec. 31, 2020		33,738
Balance at end of period (shares) at Jun. 30, 2021		33,779
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income	(150,509)
Balance at end of period at Jun. 30, 2021	929,433		1,211,728	88,532	(370,827)
Balance at start of period at Dec. 31, 2020	1,078,902		1,210,688	88,532	(220,318)
Balance at beginning of period (shares) at Mar. 31, 2021		33,755
Balance at end of period (shares) at Jun. 30, 2021		33,779
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income	(129,144)				(129,144)
Stock Issued During Period, Shares, Employee Benefit Plan		24
Equity-based compensation (note 12)	699		699
Balance at end of period at Jun. 30, 2021	929,433		1,211,728	88,532	(370,827)
Balance at start of period at Mar. 31, 2021	$ 1,057,878		$ 1,211,029	$ 88,532	$ (241,683)